UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2017 (unaudited)
Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,893,328) 0.2%
Consumer Discretionary 0.2%
[b,c] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,893,328	3,896,559
Municipal Bonds 91.4%
California 87.0%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,233,275
Alameda Corridor Transportation Authority Revenue, second sub. lien, Refunding, Series B, AGMC
Insured, 4.00%, 10/01/35	3,250,000	3,306,940
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46.	1,400,000	1,513,134
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,355,953
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,920,000	2,921,022
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,215,000	3,482,038
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,980,000	2,002,315
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,655,000	1,670,871
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/31	5,735,000	2,611,490
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/42	10,000,000	2,216,900
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%,
4/01/53	15,000,000	16,906,350
Beaumont Financing Authority Local Agency Revenue,
Series C, 5.45%, 9/01/27	6,435,000	6,436,030
Series C, 5.50%, 9/01/29	855,000	855,864
Series C, 5.50%, 9/01/35	1,035,000	1,035,797
Series C, 5.50%, 9/01/35	3,995,000	4,009,022
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,262,761
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,246,600
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,000,990
California Municipal Finance Authority Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,079,790
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,854,860
California Public Finance Authority Revenue,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,176,175
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,297,300
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/36	3,200,000	3,375,552
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,603,300
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35.	1,000,000	1,056,490
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45.	1,100,000	1,145,936
Rocketship Education Obligated Group, Series A, 5.00%, 6/01/34	1,000,000	1,003,600
Rocketship Education Obligated Group, Series A, 5.125%, 6/01/47	1,100,000	1,092,377
Rocketship Education Obligated Group, Series A, 5.25%, 6/01/52	1,200,000	1,196,076

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California School Finance Authority School Facility Revenue,
Alliance College, Ready Public Schools Project, Series C, 5.00%, 7/01/46	$10,000,000	$9,953,600
Green Dot Public School Project, Series A, 5.00%, 8/01/35	2,525,000	2,687,054
Green Dot Public School Project, Series A, 5.00%, 8/01/45	3,500,000	3,668,735
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,259,064
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,737,930
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,531,050
[d] Loma Linda University, Refunding, Series A, 5.00%, 4/01/42.	8,500,000	9,390,970
University of the Pacific, Refunding, 5.00%, 11/01/36.	3,000,000	3,364,530
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,367,800
California State GO,
Various Purpose, 6.00%, 11/01/39.	13,000,000	14,676,870
Various Purpose, FGIC Insured, 6.00%, 8/01/19	30,000	30,639
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,634,150
California State Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	8,973,900
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,038,965
El Camino Hospital, Refunding, Series A, 5.00%, 2/01/40.	7,000,000	7,579,040
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,003,162
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,349,440
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	29,963,486
California State Infrastructure and Economic Development Bank Revenue, Goodwill Industries of
Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47.	10,360,000	9,925,916
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	461,466
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,426,698
California State Municipal Finance Authority Charter School Revenue,
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/36.	2,675,000	2,774,349
King Chavez Academy of Excellence Project, Refunding, Series A, 5.00%, 5/01/46.	2,775,000	2,830,000
Palmdale Aerospace Academy Project, 5.00%, 7/01/31	1,000,000	1,029,230
Palmdale Aerospace Academy Project, 5.00%, 7/01/36	2,750,000	2,748,625
Palmdale Aerospace Academy Project, 5.00%, 7/01/41	1,750,000	1,713,705
Palmdale Aerospace Academy Project, 5.00%, 7/01/46	1,670,000	1,619,900
California State Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.25%, 2/01/24	5,000,000	5,404,200
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29.	7,000,000	7,582,400
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	10,600,000	11,506,936
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30.	1,000,000	1,097,600
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39.	1,200,000	1,320,120
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49.	3,500,000	3,826,515
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33.	1,000,000	1,115,130
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,528,600
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23.	6,000,000	6,256,920
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	7,869,900
Biola University, Refunding, Series A, 5.875%, 10/01/34.	6,000,000	6,237,360
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,490,525
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,083,600
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,255,400
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	9,875,300

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Series A, 5.00%, 2/01/40	$5,000,000	$5,438,550
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.00%, 11/01/36	1,395,000	1,255,570
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B,
4.50%, 11/01/46	1,600,000	1,458,480
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,954,450
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,362,981
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,128,171
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,001,061
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,002,960
NorthBay Healthcare Group, 5.00%, 11/01/35.	1,100,000	1,162,249
NorthBay Healthcare Group, 5.00%, 11/01/44.	1,050,000	1,103,078
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,215,850
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,394,384
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,545,790
Southwest Community Health Center, California Mortgage Insured, Pre-Refunded, 6.125%, 2/01/40 .	4,000,000	4,272,360
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35.	600,000	637,848
Bowles Hall Foundation, Series A, 5.00%, 6/01/50.	3,250,000	3,431,707
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,404,069
Various Capital Projects, Series A, 5.125%, 10/01/31.	3,605,000	4,085,294
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	16,920,359
California Statewide CDA Insured Senior Living Health Facility Revenue, Los Angeles Jewish Home for
the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,767,618
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	806,835
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,065,500
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,433,800
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,761,891
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,403,000
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,053,187
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,687,603
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,646,520
California Baptist University, Series A, 5.125%, 11/01/23	715,000	762,962
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,649,620
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,300,059
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,236,150
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,906,240
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,599,429
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,734,640
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,762,078
Insured, Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	6,750,120
Lancer Educational Student Housing Project, Pre-Refunded, 5.625%, 6/01/33	3,000,000	3,096,810
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	10,381,926
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,050,773
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	5,500,000	5,739,580
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46	5,000,000	5,194,700
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	6,844,825
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	10,197,688

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Monterey Institute International, 5.50%, 7/01/31	$8,145,000	$8,560,069
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,090,800
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	3,951,465
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,745,000	2,811,813
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,076,255
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,318,523
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/36	1,000,000	1,051,190
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%,
9/01/45	1,500,000	1,563,315
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,155,000	10,970,608
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.75%, 5/15/32	10,000,000	10,591,100
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/33	2,625,000	2,899,680
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/34	1,750,000	1,925,945
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/35	2,205,000	2,419,458
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/40	4,500,000	4,890,195
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,341,143
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,116,305
Centinela Valley UHSD,
GO, County of Los Angeles, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/45	42,000,000	9,619,260
GO, County of Los Angeles, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,716,061
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,530,456
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,483,225
Chatom USD, GO, Capital Appreciation, Election of 2006, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,674,635
Chino CFD Special Tax, No. 2003-3, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,697,318
City of Fullerton Special Assessment,
Community Facilities District No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	112,335
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,109,561
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,510,001
City of Sacramento Special Tax,
North Natomas Central CFD No. 2006-02, 5.00%, 9/01/41	2,000,000	2,173,180
North Natomas Central CFD No. 2006-02, 5.00%, 9/01/46	2,315,000	2,505,895
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,312,400
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,032,800
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/42	8,500,000	2,696,200
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC
Insured, zero cpn., 8/01/43	3,000,000	904,890
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,494,164
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,542,400

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,428,184
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,697,806
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,837,191
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	746,031
Corona-Norco USD, Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	1,000,000	1,077,120
[b] Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33	4,545,000	4,330,521
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,424,560
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44.	3,615,000	4,043,341
Election of 2014, Series A, 5.00%, 8/01/44.	7,375,000	8,248,864
Refunding, 5.00%, 8/01/47	6,000,000	6,716,160
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,515,822
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,780,000	4,943,380
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,063,160
5.00%, 9/01/45	2,500,000	2,647,600
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,105,780
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,389,861
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	30,795,000	17,566,700
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,513,416
Elk Grove Finance Authority Special Tax Revenue,
Refunding, 5.00%, 9/01/41	10,000,000	10,734,500
Refunding, 5.00%, 9/01/46	6,000,000	6,421,140
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	4,749,389
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,269,864
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	6,128,853
Fillmore Special Tax,
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/40	1,500,000	1,554,600
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/45	2,630,000	2,712,608
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	22,779,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33.	19,000,000	9,247,870
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	45,846,800
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	4,911,956
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,414,039
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	3,350,000
Asset-Backed, Refunding, Senior, Series A-1, 5.00%, 6/01/33.	24,500,000	24,503,920
Asset-Backed, Series A, 5.00%, 6/01/45	42,630,000	47,012,364
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,020,450
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,050,431
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	1,987,918
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,005,122

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded,
zero cpn., 8/01/44	$30,000,000	$4,533,300
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	2,416,800
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,169,982
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series
A, AGMC Insured, 6.75%, 8/01/40.	3,500,000	4,472,195
[b] Imperial County Special Tax,
CFD No. 98-1, 6.45%, 9/01/17	270,000	271,323
CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,727,991
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,625,940
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,127,360
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,177,651
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,156,304
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,403,800
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,266,471
Indio CFD Special Tax Revenue, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%,
9/01/35	1,250,000	1,298,638
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,471,775
Refunding, Series A, 5.00%, 9/01/44	14,000,000	15,193,360
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,046,400
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,567,740
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	2,857,910
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,858,231
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,372,914
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,379,120
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,114,280
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,550,105
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,483,511
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,903,217
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30.	4,980,000	5,291,897
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,553,729
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,590,640
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	866,913
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, 6.875%, 8/01/34	2,000,000	2,222,080
Combined Redevelopment Project Areas, 6.875%, 8/01/39	830,000	922,271
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,330,618
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	6,723,038
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,118,484
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,179,803
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,180,189
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,851,592

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	$1,340,000	$1,467,434
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	965,000	1,053,191
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,031,630
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	4,685,005
Live Oak School District COP, School Financing Projects, Refunding, AGMC Insured, 5.00%, 8/01/39	2,500,000	2,804,800
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,326,676
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,389,102
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,712,275
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,642,700
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,269,840
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	3,737,295
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Series C, 5.00%, 6/01/30	2,200,000	2,409,176
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate,
Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,448,290
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36	5,150,000	5,436,237
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40	7,500,000	6,609,900
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%,
9/01/39	6,250,000	7,076,500
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,294,400
Monrovia Financing Authority Water and Sewer Revenue, AGMC Insured, 5.00%, 12/01/45	3,000,000	3,341,100
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,540,027
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	43,902,160
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,294,390
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	7,062,726
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,381,684
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38.	5,000,000	6,037,400
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,086,202
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,690,425
Ontario CFD No. 24 Special Tax,
Park Place Facilities Phase I, 5.00%, 9/01/34	535,000	586,216
Park Place Facilities Phase I, 5.00%, 9/01/36	580,000	628,065
Park Place Facilities Phase I, 5.00%, 9/01/41	1,365,000	1,476,439
Park Place Facilities Phase I, 5.00%, 9/01/46	2,000,000	2,155,060
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,747,792
Orange County CFD,
No. 2015-1, Esencia Village, Series A, 5.00%, 8/15/34	1,530,000	1,639,885
No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	5,000,000	5,371,950
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,456,990
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,623,440
6.125%, 9/15/40	1,500,000	1,684,935

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	$6,250,000	$6,597,625
Refunding, 5.00%, 11/01/39	5,000,000	5,257,900
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,963,200
Pre-Refunded, 6.75%, 11/01/39	15,550,000	17,829,785
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51	25,000,000	2,695,500
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	4,034,250
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	866,496
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	1,076,312
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,848,255
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,250,000	4,104,607
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33.	2,000,000	2,155,920
Willowbrook, Refunding, Series B, 5.25%, 9/01/33.	3,950,000	4,241,628
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,606,253
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,025,000	6,111,218
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,750,410
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,096,850
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,836,700
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,174,905
Poway USD Special Tax,
CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/41	1,125,000	1,191,251
CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,110,100
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,264,488
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,312,625
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	2,661,422
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	5,266,580
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39.	6,915,000	7,552,632
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to
8/01/24, 6.85% thereafter, 8/01/42.	13,000,000	12,220,520
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	2,651,582
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	2,718,800
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,753,904
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,107,603
Housing, Series A, 6.00%, 10/01/39.	3,000,000	3,410,070
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,138,710
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,455,168
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%,
10/01/37	6,000,000	6,078,240
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,620,495

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	$7,500,000	$2,062,500
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,575,350
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,821,078
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41.	3,000,000	3,332,670
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
6.75%, 9/01/29	2,630,000	2,993,939
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36.	1,500,000	1,583,730
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,026,695
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,194,250
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	991,525
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	987,879
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,971,456
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,912,938
CFD No. 1, HP Campus Oaks, Public Facilities, 5.00%, 9/01/36	1,550,000	1,562,819
CFD No. 1, HP Campus Oaks, Public Facilities, 5.50%, 9/01/46	4,050,000	4,224,231
CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	557,435
CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,195,480
CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,022,417
CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,759,230
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,446,682
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,068,261
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,209,197
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,071,420
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,330,013
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	2,468,150
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	5,829,600
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	3,655,752
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,200,920
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,309,610
Sacramento County Special Tax,
CFD No. 2005-2, North Vineyard Station No. 1, Refunding, 5.00%, 9/01/40	1,350,000	1,450,251
CFD No. 2005-2, North Vineyard Station No. 1, Refunding, 5.00%, 9/01/45	1,650,000	1,763,273
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	3,665,033
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,107,254
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,228,985
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,039,270
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,012,337
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,034,970
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,912,100
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,765,350
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,795,000	1,919,196
CFD No. 2006-1, 5.00%, 9/01/46	2,500,000	2,654,500

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	$2,315,000	$2,663,685
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,464,640
San Diego Special Tax, CFD No. 4 Black Mountain Ranch Villages, Refunding, 5.00%, 9/01/37	1,000,000	1,107,930
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	10,000,000	11,249,700
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	18,189,913
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	3,774,180
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	7,435,800
San Francisco City and County Airport Commission International Airport Revenue, Second Series,
Series B, 5.00%, 5/01/46	25,000,000	27,525,000
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,312,400
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,760,025
Mission Bay South Redevelopment Project, Series B, NATL Insured, 5.00%, 8/01/43.	1,500,000	1,677,765
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/23.	2,000,000	1,428,360
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/26.	3,000,000	1,759,620
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/31.	6,000,000	2,650,680
Mission Bay South Redevelopment Project, Subordinate, Series D, zero cpn., 8/01/43.	16,500,000	3,616,800
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,207,580
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,217,090
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.625%, 8/01/39	2,265,000	2,562,508
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,825,635
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41.	2,500,000	2,940,075
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,611,900
San Jacinto CFD Special Tax,
No. 2002-1, Refunding, 5.00%, 9/01/28	1,080,000	1,195,193
No. 2002-1, Refunding, 5.00%, 9/01/29	1,165,000	1,279,450
No. 2002-1, Refunding, 5.00%, 9/01/32	1,000,000	1,078,350
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%,
8/01/37	1,000,000	1,000,600
San Joaquin Delta Community College District GO, Capital Appreciation, Election of 2004, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,917,630
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	14,216,960
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	13,672,034
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	25,543,933
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	37,173,500
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	79,145,250
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,388,443
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,027,650
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,647,195
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,670,600
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,494,050

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo Special Tax, (continued)
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	$3,300,000	$3,535,290
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,033,280
Santa Cruz County RDA Tax Allocation, Pre-Refunded, 6.625%, 9/01/29	2,650,000	3,008,571
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,322,470
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,047,600
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	7,882,358
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	2,190,762
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,432,194
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33.	1,370,000	1,517,700
CFD No. 2006-1C, 6.00%, 9/01/43	3,470,000	3,846,738
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,464,875
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,339,750
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,331,975
Sierra View Local Health Care District Revenue, Pre-Refunded, 5.25%, 7/01/32.	3,000,000	3,040,560
Silicon Valley Clean Water Waste Water Revenue,
5.00%, 8/01/40	2,500,000	2,843,300
5.00%, 8/01/45	1,500,000	1,696,500
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,470,000	1,485,244
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49 .	15,015,000	3,617,264
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,628,162
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	9,547,800
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,250,163
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,769,510
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,592,330
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49 .	17,505,000	3,866,854
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,533,272
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,785,000	1,803,475
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,921,800
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	790,880
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,256,013
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital
Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	1,144,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,634,895
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	3,000,000	3,016,710
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	2,997,312
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	5,075,654
CFD No. 04-1, 5.80%, 9/01/35	4,515,000	4,547,779
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%,
8/01/40	3,540,000	4,130,507
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	11,532,500
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,650,487
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,083,400

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Tustin CFD No. 07-1 Special Tax,
Tustin Legacy Retail Center, Pre-Refunded, 6.00%, 9/01/37	$2,100,000	$2,153,466
Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,524,322
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	810,855
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,077,390
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,153,020
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,484,620
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35	1,365,000	1,542,532
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36	1,000,000	1,126,080
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,669,642
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,659,800
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,410,336
Refunding, 5.00%, 9/01/37	2,000,000	2,124,260
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,435,000	3,447,503
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41.	7,500,000	8,441,850
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,075,834
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn.,
6/01/49	11,940,000	2,913,599
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,125,651
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,228,460
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	6,142,550
Western Riverside Water and Wastewater Financing Authority Revenue, Local Agency, Refunding, Series
A, 5.00%, 9/01/44	2,000,000	2,183,120
Woodland Davis Clean Water Agency Water Revenue, Subordinate, Refunding, Series A, AGMC Insured,
5.00%, 3/01/39	1,600,000	1,800,912
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,165,380
6.00%, 3/01/41	1,500,000	1,744,920
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,211,697
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,093,190
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,984,860
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,163,953
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,620,863
		2,054,418,701

U.S. Territories 4.4%
Guam 1.4%
Government of Guam GO,
Series A, Pre-Refunded, 5.00%, 11/15/23	6,745,000	6,940,335
Series A, Pre-Refunded, 5.25%, 11/15/37	6,500,000	6,699,550
Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,766,600

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	$4,000,000	$4,268,520
5.00%, 1/01/46	10,000,000	10,388,800
		34,063,805
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	1,260,000	1,263,100
Puerto Rico 2.9%
[e] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	6,575,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,525,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,915,000
Series A, 7.00%, 7/01/33	25,000,000	16,312,500
Series A, 6.75%, 7/01/36	11,735,000	7,657,088
Series A, 7.00%, 7/01/43	5,000,000	3,262,500
[b] Series A-4, zero cpn., 7/01/19	1,601,766	1,627,442
[b] Series B, zero cpn., 7/01/19	1,601,765	1,627,441
[b] Series E-1, zero cpn., 1/01/21	1,768,493	1,796,842
[b] Series E-2, zero cpn., 7/01/21	1,768,493	1,796,842
[b] Series E-3, zero cpn., 1/01/22	600,000	609,618
[b] Series E-4, zero cpn., 7/01/22	600,000	609,618
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,183,750
[e] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	12,000,000
		69,498,641
Total U.S. Territories		104,825,546
Total Municipal Bonds (Cost $2,005,491,150)		2,159,244,247

Total Investments before Short Term Investments (Cost $2,009,995,805)		2,163,752,129

Short Term Investments 7.9%
Municipal Bonds 7.9%
California 7.9%
[f] California State GO,
Kindergarten, Refunding, Series A1, Daily VRDN and Put, 0.43%, 5/01/34	9,200,000	9,200,000
Kindergarten, Refunding, Series A2, Daily VRDN and Put, 0.42%, 5/01/34	7,100,000	7,100,000
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.42%, 5/01/34	34,700,000	34,700,000
Series A-1, Daily VRDN and Put, 0.42%, 5/01/33	5,500,000	5,500,000
Series A-2, Daily VRDN and Put, 0.39%, 5/01/33	2,300,000	2,300,000
Series A-3, Daily VRDN and Put, 0.40%, 5/01/33	39,405,000	39,405,000
[f] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series B, Daily VRDN and Put, 0.50%, 11/01/35	100,000	100,000
[f] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-15, Refunding, Daily
VRDN and Put, 0.54%, 9/02/20.	853,000	853,000
[f] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.45%, 10/01/41	40,355,000	40,355,000
[f] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, Daily VRDN and Put, 0.46%, 7/01/34	24,900,000	24,900,000
Water System, Refunding, Series B, Subseries B-2, Daily VRDN and Put, 0.46%, 7/01/35	17,500,000	17,500,000
[f] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.49%, 7/01/35.	3,400,000	3,400,000

|13

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[f] Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.51%, 7/01/33	$1,200,000	$1,200,000
Total Short Term Investments (Cost $186,513,000)		186,513,000
Total Investments (Cost $2,196,508,805) 99.5%		2,350,265,129
Other Assets, less Liabilities 0.5%		10,926,313
Net Assets 100.0%		$2,361,191,442

See Abbreviations on page 22.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2017, the aggregate value of these securities was $22,905,520, representing 1.0% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis.
eDefaulted security or security for which income has been deemed uncollectible.
fVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|14

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 28, 2017 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 99.0%
Tennessee 93.8%
Anderson County Water Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 6/01/36.	$1,000,000	$1,119,870
Blount County GO, Refunding, Series B, 5.00%, 6/01/37	2,305,000	2,650,566
Blount County PBA Revenue,
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28 .	220,000	230,179
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32 .	1,590,000	1,660,739
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/28	880,000	924,537
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/32	975,000	1,024,345
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,139,785
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33.	7,500,000	7,806,825
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	533,640
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35	1,000,000	1,081,030
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	847,036
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22.	2,475,000	2,685,994
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,162,470
Series A, 5.00%, 9/01/34	2,000,000	2,228,760
Series A, 5.00%, 9/01/35	3,185,000	3,545,860
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,373,430
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,083,320
Clarksville Water Sewer and Gas Revenue,
Refunding, 5.00%, 2/01/38	3,000,000	3,388,590
Refunding, 5.00%, 2/01/41	3,000,000	3,435,750
Columbia Waterworks System Revenue, 5.00%, 12/01/32.	3,000,000	3,414,090
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,290,819
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,725,915
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,002,870
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Utilities, 5.00%, 9/01/44	4,400,000	4,952,112
Utilities, Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/35	3,700,000	3,778,033
Utilities, Refunding, 5.00%, 9/01/42	3,000,000	3,398,880
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, Pre-Refunded,
5.00%, 6/01/42	1,250,000	1,313,262
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,225,364
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36.	7,000,000	7,614,880
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	908,338
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,042,720
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	155,000	155,370
Kingsport GO, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/29	1,030,000	1,110,515
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,997,426
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,164,370
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,532,558

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42.	$5,000,000	$5,466,550
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Pre-Refunded, 5.25%, 4/01/27	780,000	782,769
University Health System Inc., Pre-Refunded, 5.25%, 4/01/36	1,520,000	1,525,396
University Health System Inc., Refunding, 5.25%, 4/01/27	1,720,000	1,726,106
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,429,235
University Health System Inc., Refunding, 5.25%, 4/01/36	3,480,000	3,492,354
University Health System Inc., Refunding, 5.00%, 9/01/47	5,000,000	5,346,900
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,718,700
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,682,518
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,108,720
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,108,200
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,425,000	2,655,642
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,031,520
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,431,807
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	2,946,744
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,733,530
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,858,585
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,149,170
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,135,330
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,648,939
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,759,475
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,363,330
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,396,600
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,759,940
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,522,800
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,938,935
Series A, 5.00%, 5/15/39	4,000,000	4,547,720
Series A, Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,146,820
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	2,670,000	2,966,317
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	830,000	920,993
Vanderbilt University, Series B, Pre-Refunded, 5.00%, 10/01/39	9,000,000	9,884,790
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,479,600
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,351,210
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,302,586
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,457,520
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,374,525
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit
Group, Series C, 5.00%, 11/15/40	10,000,000	10,754,300

|16

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	$3,015,000	$3,236,301
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	844,133
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,728,450
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,906,720
Methodist Le Bonheur Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.25%, 9/01/27	5,000,000	5,216,900
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33.	315,000	347,666
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39.	1,040,000	1,154,847
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33.	685,000	750,568
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39.	2,270,000	2,497,976
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,250,000	2,342,790
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	895,000	918,744
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,460,000	1,434,859
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,408,700
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,675,900
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,252,510
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,212,480
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%,
6/01/41	1,000,000	1,124,460
West Wilson Utility District of Wilson County Water Revenue,
5.00%, 6/01/33	3,000,000	3,393,150
Refunding & Improvement, 5.00%, 6/01/40	1,545,000	1,734,340
Wilson County GO, Series A, 4.00%, 4/01/42	5,000,000	5,134,100
		276,772,018

U.S. Territories 5.2%
Guam 1.7%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,325,000	1,326,272
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,205,000	3,584,824
		4,911,096
Puerto Rico 3.5%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,262,500
[a] Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	2,000,000	1,215,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.50%, 8/01/44	7,500,000	3,918,750
First Subordinate, Series C, 5.50%, 8/01/40	4,000,000	1,950,000
		10,346,250
Total U.S. Territories		15,257,346
Total Municipal Bonds before Short Term Investments (Cost $286,022,292)		292,029,364

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FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Short Term Investments (Cost $200,000) 0.1%
Municipal Bonds 0.1%
Tennessee 0.1%
[b] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare,
Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.60%, 6/01/42	$200,000	$200,000
Total Investments (Cost $286,222,292) 99.1%		292,229,364
Other Assets, less Liabilities 0.9%		2,731,524
Net Assets 100.0%.		$294,960,888

See Abbreviations on page 22.

aDefaulted security or security for which income has been deemed uncollectible.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN MUNICIPAL SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Cost of investments	$2,194,820,546	$286,033,688

Unrealized appreciation	$204,655,898	$14,418,696
Unrealized depreciation	(49,211,315)	(8,223,020)
Net unrealized appreciation (depreciation)	$155,444,583	$6,195,676

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of February 28, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,896,559	—	3,896,559
Municipal Bonds	—	2,159,244,247	—	2,159,244,247
Short Term Investments	—	186,513,000	—	186,513,000
Total Investments in Securities	$—	$2,349,653,806	$611,323	$2,350,265,129

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$292,029,364	$—	$292,029,364
Short Term Investments	—	200,000	—	200,000
Total Investments in Securities	$—	$292,229,364	$—	$292,229,364

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	GO	General Obligation
ABAG	The Association of Bay Area Governments	HDA	Housing Development Authority/Agency
AD	Assessment District	ID	Improvement District
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	PIK	Payment-In-Kind
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance
GNMA	Government National Mortgage Association

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By __/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2017

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2017